Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Cayman Islands

Huadi International is incorporated in Cayman Island as an offshore holding company. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Tuoxing is incorporated in British Virgin Islands as an offshore holding company. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

HK Beach is established in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, companies are subject to 16.5% income tax or on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, HK Beach, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. HK Beach is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2025, 2024 and 2023.

PRC

Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2022, and the HNTE certificate was renewed on December 29, 2025. Thus, Huadi Steel is eligible for a 15% preferential tax rate from fiscal year 2022 to fiscal year 2028. As of September 30, 2024, the tax years ended December 31, 2018 through December 31, 2023 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

Huadi Songyang is established in PRC and is subject to statutory income tax rate at 25%.

Income taxes for the years ended September 30, 2025, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024	2023
Current income tax	$-	$8,668	$285,460
Deferred income tax	(494,807)	(307,278)	(64,606)
Total income tax (benefits) expense	$(494,807)	$(298,610)	$220,854

Income tax expense reconciliations using the effective income tax rate for Huadi steel, the Company’s main operating subsidiary, are as follows:

	2025	2024	2023
(Loss) Income before taxes	$(1,895,608)	$(156,215)	$3,516,111
PRC EIT tax rates	25%	25%	15%
Tax at the PRC EIT tax rates	$(473,902)	(39,054)	527,417
Difference due to preferential tax	98,221	(19,006)	-
Rate differences in various jurisdictions	118,435	78,051	82,748
Tax effect of R&D expenses deduction	(325,032)	(335,883)	(382,617)
Tax effect of non-taxable investment income and government grant	(49,527)	(41,319)	(37,514)
Tax effect of non-deductible expenses	27,083	41,415	30,820
Changes in valuation allowance	109,915	17,186	-
Income tax (benefits) expenses	$(494,807)	$(298,610)	$220,854

Deferred tax assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of September 30, 2025 and 2024 are presented below:

	2025	2024
Deferred tax assets:
Allowance for expected credit losses	$214,752	$202,245
Allowance for bad debt	116,747	47,416
Impairment on long-term investment	175,588	-
Loss carryforward	665,998	318,856
DTA allowance	(128,751)	(17,643)
Total	$1,044,334	$550,874

Tax payables

Tax payables consisted of the following as of September 30, 2025 and 2024:

	2025	2024
Income tax payable	$2,918,611	$3,318,644
VAT and tax payable	42,562	325,521
Total	$2,961,173	$3,644,165

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2025 and 2024 the Company did not have any significant unrecognized uncertain tax positions.